INCOME TAXES (Details - Schedule of effective income tax reconciliation) - HONG KONG	6 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Income tax rate	16.50%	8.25%
Prior year over-accrual of provision for income taxes	0.00%	(4.32%)
Effective tax rate	16.50%	3.93%